PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Reconciliation of Benefit Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits
Change in projected benefit obligation:
Projected benefit obligation at beginning of the period	$ 203.7	$ 243.6
Expected administrative expenses	0.8	1.7	$ 0.9
Interest cost	5.5	9.0	10.2
Participant contributions	0.0	0.0
Actuarial loss	20.2	40.5
Benefits paid	(4.5)	(6.6)
Benefits paid related to settlement	(18.4)	(79.6)
Gain related to settlement	(0.4)	(2.9)
Administrative expenses paid	(0.5)	(2.0)
Projected benefit obligation at end of the period	206.4	203.7	243.6
Accumulated benefit obligation at end of the period	206.4	203.7
Change in fair value of plan assets:
Fair value of plan assets at beginning of the period	181.7	233.9
Actual return on plan assets	23.9	38.0
Employer contributions	0.0	0.0
Transfer to U.S. retirement savings plan	0.0	(2.0)
Participant contributions	0.0	0.0
Actual expenses paid	(0.5)	(2.0)
Benefits paid	(4.5)	(6.6)
Benefits paid related to settlement	(18.4)	(79.6)
Fair value of plan assets at the end of period	182.2	181.7	233.9
Funded status (underfunded)	(24.2)	(22.0)
Other Benefits
Change in projected benefit obligation:
Projected benefit obligation at beginning of the period	3.9	3.6
Expected administrative expenses	0.0	0.0	0.0
Interest cost	0.1	0.1	0.1
Participant contributions	0.0	0.1
Actuarial loss	0.3	0.3
Benefits paid	(0.1)	(0.2)
Benefits paid related to settlement	0.0	0.0
Gain related to settlement	0.0	0.0
Administrative expenses paid	0.0	0.0
Projected benefit obligation at end of the period	4.2	3.9	3.6
Accumulated benefit obligation at end of the period	0.0	0.0
Change in fair value of plan assets:
Fair value of plan assets at beginning of the period	0.0	0.0
Actual return on plan assets	0.0	0.0
Employer contributions	0.1	0.1
Transfer to U.S. retirement savings plan	0.0	0.0
Participant contributions	0.0	0.1
Actual expenses paid	0.0	0.0
Benefits paid	(0.1)	(0.2)
Benefits paid related to settlement	0.0	0.0
Fair value of plan assets at the end of period	0.0	0.0	$ 0.0
Funded status (underfunded)	$ (4.2)	$ (3.9)